LAND USE RIGHTS, NET (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2016 CNY (¥)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 CNY (¥)
Land use rights	¥ 38,575		¥ 38,576
Accumulated amortization	(7,835)		(6,854)
Land use rights, net	¥ 30,740	$ 4,603	¥ 31,722